SUPPLEMENT DATED AUGUST 25, 2011
TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2011 (Prospectus). The changes within this supplement are currently in effect unless otherwise noted. This supplement must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

Growth LT Portfolio — Information on Daniel Riff in the Portfolio management subsection is deleted and replaced with the following:

Portfolio Manager and	Experience
Primary Title with Management Firm	with Portfolio

Burton H. Wilson, Assistant Director of Research and Co-Portfolio Manager	Since 2011

Information on Daniel Riff in the About the managers — Janus Capital Management LLC section is deleted and replaced with the following:

Burton H. Wilson	Assistant director of Janus’ equity research since 2009 and portfolio manager or co-portfolio manager of other Janus advised mutual funds since 2006. Mr. Wilson joined Janus in 2005 as a research analyst. He has over 14 years of investment experience. Mr. Wilson has a BA from the University of Virginia, a JD from the University of Virginia School of Law, and an MBA from the University of California at Berkley’s Haas School of Business.

International Small-Cap Portfolio — The footnote to the Annual fund operating expenses table in the Fees and expenses subsection is deleted and replaced with the following:

[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.

The Examples table in the Fees and expenses subsection is deleted and replaced with the following:

	Class I	Class P
1 year	$110	$90

3 years	$346	$283

5 years	$602	$494

10 years	$1,337	$1,104

The International Small-Cap Portfolio paragraph in the Additional information about fees and expenses section is deleted and replaced with the following:

International Small-Cap Portfolio: PLFA has agreed to waive 0.02% of its management fee through April 30, 2013, as long as Batterymarch Financial Management, Inc. remains the manager of the portfolio. There is no guarantee that PLFA will continue such waiver after such date.

International Value Portfolio — The second paragraph of the Principal investment strategies subsection and the first sentence of the second paragraph of the Investments and strategies subsection are deleted and replaced with the following:

Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The address for BlackRock Investment Management, LLC in the About the managers section is deleted and replaced with the following:

1 University Square Drive, Princeton, New Jersey 08540

Form No.	15-31292-00
PSFSUP811

SUPPLEMENT DATED AUGUST 25, 2011 TO THE
PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2011 (“SAI”) and must be preceded or accompanied by the SAI. All changes within this supplement are currently in effect, unless otherwise noted. Remember to review the SAI for other important information.

ORGANIZATION AND MANAGEMENT OF THE FUND

In the Investment Adviser section, in the Advisory Fee Schedules chart, beginning on page 69 of the SAI, the footnote for the International Small-Cap Portfolio is deleted and replaced with the following:

1PLFA has agreed to waive 0.02% of its advisory fee through April 30, 2013 as long as Batterymarch Financial Management remains the Manager of the Portfolio. There is no guarantee that PLFA will continue such waiver after that date.

INFORMATION ABOUT THE PORTFOLIO MANAGERS

In the Other Accounts Managed section, in the Asset Based Fees chart, beginning on page 98 of the SAI, information regarding Daniel Riff with respect to the Growth LT Portfolio is deleted and replaced with the following information regarding Burton H. Wilson:

ASSET BASED FEES AS OF 6/30/11

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	In the Accounts	Accounts	In the Accounts	Accounts	In the Accounts

Growth LT Burton H. Wilson	7	$9,800,891,725	None	N/A	4	$37,391,639

In the Performance Based Fees chart, beginning on page 102 of the SAI, information regarding Daniel Riff with respect to the Growth LT Portfolio is deleted and replaced with the following information regarding Burton H. Wilson:

PERFORMANCE BASED FEES AS OF 6/30/11

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	In the Accounts	Accounts	In the Accounts	Accounts	In the Accounts

Growth LT Burton H. Wilson	2	$9,227,104,847	None	N/A	None	N/A

PORTFOLIO TRANSACTIONS AND BROKERAGE

In the Brokerage and Research Services section, in the Brokerage Commissions chart beginning on page 122 of the SAI, the following footnote is added to the 2010, 2009 and 2008 brokerage commissions for the Short Duration Bond Portfolio:

13Includes clearing fees on futures transactions that were paid to Goldman Sachs & Co., an affiliate of Goldman Sachs Asset Management, L.P. in fiscal years 2010, 2009 and 2008.

Form No.	15-40006-00
PSFSAI811